Redeemable convertible preferred stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Redeemable Convertible Preferred Stock [Abstract]
Schedule of the authorized and issued and outstanding redeemable convertible preferred stock
Preferred Stock	Authorized Shares	Issued and Outstanding Shares	Original Issuance, Net	Carrying Value	Liquidation Preference
December 31, 2020
Series A	7,363,856	7,363,856	$8,823,381	$8,823,381	$8,831,988
Series B	11,247,313	11,090,568	15,137,773	15,137,773	15,489,087
Series C	18,581,768	18,581,768	30,892,828	30,892,828	31,167,199
Series C-1	665,428	665,428	1,004,530	1,116,142	1,004,530
Series C-2	7,675,798	7,675,798	19,638,170	19,638,170	19,999,998
Series D	17,748,512	9,374,786	64,661,690	64,661,690	69,194,358
Series D-1	8,283,574	8,283,574	31,254,753	42,329,063	31,254,753
	71,566,249	63,035,778	$171,413,125	$182,599,047	$176,941,913

June 30, 2021
Series A	7,363,856	7,363,856	$8,823,381	$8,823,381	$8,831,988
Series B	11,247,313	11,090,568	15,137,773	15,137,773	15,489,087
Series C	18,581,768	18,581,768	30,892,828	30,892,828	31,167,199
Series C-1	665,428	665,428	1,004,530	1,116,142	1,004,530
Series C-2	7,675,798	7,675,798	19,638,170	19,638,170	19,999,998
Series D	17,748,512	13,266,042	92,092,367	92,092,367	97,915,329
Series D-1	8,283,574	8,283,574	31,254,753	42,329,063	31,254,753
	71,566,249	66,927,034	$198,843,802	$210,029,724	$205,662,884

Preferred Stock	Authorized Shares	Issued and Outstanding Shares	Original Issuance, Net	Carrying Value	Liquidation Preference
December 31, 2019
Series A	7,363,856	7,363,856	$8,831,988	$8,823,381	$8,832,209
Series B	11,247,313	11,090,568	15,489,087	15,137,773	15,489,087
Series C	18,581,768	18,581,768	31,167,199	30,892,828	31,167,199
Series C-1	665,428	665,428	1,004,530	1,116,142	1,116,142
Series C-2	7,675,798	7,675,798	19,999,998	19,638,170	20,000,059
	45,534,163	45,377,418	$76,492,802	$75,608,294	$76,604,696
Preferred Stock	Authorized Shares	Issued and Outstanding Shares	Original Issuance, Net	Carrying Value	Liquidation Preference
December 31, 2020
Series A	7,363,856	7,363,856	$8,823,381	$8,823,381	$8,831,988
Series B	11,247,313	11,090,568	15,137,773	15,137,773	15,489,087
Series C	18,581,768	18,581,768	30,892,828	30,892,828	31,167,199
Series C-1	665,428	665,428	1,004,530	1,116,142	1,004,530
Series C-2	7,675,798	7,675,798	19,638,170	19,638,170	19,999,998
Series D	17,748,512	9,374,786	64,661,690	64,661,690	69,194,358
Series D-1	8,283,574	8,283,574	31,254,753	42,329,063	31,254,753
	71,566,249	63,035,778	$171,413,125	$182,599,047	$176,941,913